Segmental analysis - Operating profit/(loss) before tax (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Segmental analysis
Net interest income	£ 3,916	£ 3,852
Net fees and commissions	1,027	1,038
Other non-interest income	376	948
Total income	5,319	5,838
Operating expenses	(3,521)	(3,750)
Impairment releases/(losses)	707	(2,858)
Operating profit/(loss) before tax	2,505	(770)
Retail Banking
Segmental analysis
Net interest income	1,976	1,982
Net fees and commissions	173	204
Other non-interest income	1	(1)
Total income	2,150	2,185
Operating expenses	(1,187)	(1,075)
Impairment releases/(losses)	57	(657)
Operating profit/(loss) before tax	1,020	453
Ulster Bank RoI
Segmental analysis
Net interest income	187	194
Net fees and commissions	38	44
Other non-interest income	18	11
Total income	243	249
Operating expenses	(261)	(245)
Impairment releases/(losses)	11	(243)
Operating profit/(loss) before tax	(7)	(239)
Private Banking
Segmental analysis
Net interest income	232	251
Net fees and commissions	124	130
Other non-interest income	12	11
Total income	368	392
Operating expenses	(249)	(252)
Impairment releases/(losses)	27	(56)
Operating profit/(loss) before tax	146	84
Commercial Banking
Segmental analysis
Net interest income	1,308	1,370
Net fees and commissions	560	552
Other non-interest income	55	81
Total income	1,923	2,003
Operating expenses	(1,152)	(1,221)
Impairment releases/(losses)	568	(1,790)
Operating profit/(loss) before tax	1,339	(1,008)
RBS International
Segmental analysis
Net interest income	182	201
Net fees and commissions	59	43
Other non-interest income	15	15
Total income	256	259
Operating expenses	(112)	(126)
Impairment releases/(losses)	29	(46)
Operating profit/(loss) before tax	173	87
NatWest Markets
Segmental analysis
Net interest income	(3)	(34)
Net fees and commissions	83	76
Other non-interest income	215	774
Total income	295	816
Operating expenses	(560)	(707)
Impairment releases/(losses)	16	(40)
Operating profit/(loss) before tax	(249)	69
Central items and other
Segmental analysis
Net interest income	34	(112)
Net fees and commissions	(10)	(11)
Other non-interest income	60	57
Total income	84	(66)
Operating expenses		(124)
Impairment releases/(losses)	(1)	(26)
Operating profit/(loss) before tax	£ 83	£ (216)